Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions
Note 27 - Related party transactions
Related parties are as follows:
•A person, or a close family member of such person, that has control, joint control or significant influence over a Polestar entity. Due to the Group's ownership structure, Li Shufu is the person who effectively controls the Group and its entities;
•A person who is a member of the key management of the Group, or a close family member of such person. Key management of the Group includes EMT consisting of the Chief Executive Officer (“CEO”) and the Chief Financial Officer (“CFO”) and Managing Directors;
•A legal entity, controlled by a person mentioned in either of the previous two bullets, that can exercise significant influence over the Group;
•A legal entity that is a parent company, subsidiary, joint venture, associate or other company where Li Shufu owns 10% or greater interest in the voting power of the company; or
•A legal entity whose key management personnel provide services to an entity within the Group.
Prior to the merger with GGI, Polestar Group existed as a joint venture between Geely and Volvo Cars. Geely is primarily owned and operated by Li Shufu. Geely, through a combination of wholly owned and partially owned entities, owns a controlling number of equity interests in Volvo Cars. Therefore, Li Shufu, as a controlling equity interest holder in Geely, effectively controls Geely and Volvo Cars. All transactions with Geely and Volvo Cars are related party transactions.
Unless specifically detailed in this footnote, all transactions with related parties are on an arm’s length basis. During the years ended December 31, 2023, 2022, and 2021, the Group had related party transactions in the following functions:
Product development
The agreements in place to support the Group’s product development include licenses and intellectual property, patents, R&D services, design, and technology agreements with Volvo Cars and Geely. The Group owns its developed Polestar Unique technology, which was created using purchased R&D, design services, and licenses to critical common technology from Volvo Cars and Geely. Polestar also benefits from related parties as subcontractors in certain internal technology development programs of the Group. Major product development agreements Polestar entered into with related parties during the years ended December 31, 2023, 2022, and 2021 are as follows:

Product	Agreements
PS2
•On October 3, 2023, November 9, 2022 and December 27, 2022, Polestar entered into amendment agreements related to the service and joint development agreements with Volvo Cars regarding the PS2 model year updates entered on April 13, 2021. The amendment agreements added the specific fee for model year 2022 and 2023 updates. The fee Polestar agreed to pay Volvo Cars for model year 2022 and 2023 updates was $38,405. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was amended to $34,004 from $31,366.
•On June 23, 2021, Polestar entered into a supplement agreement to the PS2 car model assignment and license agreement to reconcile the actual development cost incurred by Volvo Cars and the category of technology developed for Polestar throughout 2020. The fee Polestar agreed to pay Volvo Cars under the agreement was $31,554.
•On April 13, 2021, Polestar entered into service and joint development agreements with Volvo Cars related to development of model year updates throughout the life-time of the PS2. The fee for these services is dependent on actual development costs incurred by Volvo Cars and the category of technology developed for Polestar. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was $31,366 and costs related to future model year updates are based on actual hours incurred by Volvo Cars through a cost-plus methodology.

PS3	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
PS4
•On March 4, 2022, Polestar entered into two technology license agreements related to the right to use Geely's PMA-1 platform and GEEA2.0 electrical architecture for the PS4 in and outside of China. Under these agreements, Polestar agreed to pay Geely a monthly license royalty fee based on the net revenue of PS4s sold each month during the vehicle's lifecycle. The agreements also include a minimum sales volume commitment for sales inside and outside of China each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for any deficit between the actual volume sold and the minimum sales volume commitment each year. Polestar also entered into a third technology license agreement with Zhejiang Zeekr Automobile Research and Development Co., Ltd ("Zeekr"), an entity controlled by Geely, related to the right to use Zeekr carry-over tophat technology in the PS4 in China. Polestar agreed to pay Zeekr a monthly license royalty fee based on the net revenue of PS4s sold each month in China during the vehicle's lifecycle. The agreement also includes a minimum sales volume commitment for China for each year during the vehicle's lifecycle. Polestar is required to pay Zeekr compensation for any deficit in China between the actual volume sold and the minimum sales volume commitment each year.
•On December 30, 2021, Polestar entered into a technology license agreement with Zeekr related to the right to use certain Zeekr carry-over tophat technology in the PS4 outside of China. This agreement has terms similar to those included in the agreement signed with Zeekr on March 4, 2022 regarding Zeekr technology used in the PS4 in China, except the minimum sales volume commitment thresholds are different and pertain to sales outside of China.
•On December 28, 2021, Polestar entered into a R&D service agreement for the development phase of the PS4 beginning after the program confirmation milestone; ending with the final status report from Geely in 2025. The service charges are required to be paid in eight installments through 2025, based on predefined project milestones, and was calculated based on time and materials estimated to be incurred by Geely through 2025 under a cost-plus methodology. The total fee Polestar agreed to pay Geely through 2025 was $368,718.
•On January 18, 2021, Polestar entered into a R&D service agreement for the concept phase of the PS4; ending at the program confirmation milestone. The service charge was a fixed price compensation dependent on the hours and resources required for the services to be performed by Geely throughout 2021, based on predefined project milestones. The total fee Polestar agreed to pay Geely throughout 2021 was $23,718.

PS5
•On September 28, 2023, Polestar entered into a technology license agreement with Geely related to the right to use Zeekr's ZEEA2.5 and Geely's GEEA2.0 electrical architectures for the PS5. The total license fee of $31,245 is required to be paid in two installments: a payment of $14,011 that occurred in October 2023 and a payment of $17,234 in December 2024.

PS6	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
Refer to Note 29 - Commitments and contingencies for details on commitments and contingencies related to product development of Polestar vehicles.
Procurement
The Group has entered into service agreements with Geely and Volvo Cars regarding the procurement of direct materials for production and the indirect procurement of material, IT and other general services not related to car components. The joint sourcing of indirect procurement activities and direct material for the Group, Volvo Cars, and Geely has allowed the companies to leverage economies of scale.
Manufacturing
The Group purchases contract manufacturing services, manufacturing and logistics engineering services, and has entered into tool sharing agreements with Volvo Cars and Geely. Manufacturing engineering includes activities related to the development of the production process (i.e., deciding which manufacturing equipment should be utilized and where equipment should be situated to ensure an efficient production process), rather than development of the vehicle itself. Logistics engineering includes activities related to the determination of how different components are delivered to the production sites. The Group outsourced the manufacturing and logistics engineering for the production processes of the PS1, PS2, and PS3 to Volvo Cars and for the production processes of the PS4 to Geely.
Tool sharing occurs when the Group purchases production tools, together with Volvo Cars or Geely, to obtain synergies in the manufacturing processes by utilizing the same or similar tools. Polestar also enters into machinery and equipment lease arrangements as well as certain building lease agreements with Geely and Volvo Cars. Refer to Note 12 - Leases for more information on Polestar’s leasing arrangements.
Major manufacturing agreements Polestar entered into with related parties during the years ended December 31, 2023, 2022, and 2021 are listed below.

Product	Agreements
PS2	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
PS3
•On December 8, 2023, Polestar entered into an asset transfer agreement with Geely under which Polestar agreed to sell Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 to Geely in exchange for $156,056. This agreement was accounted for as a financing transaction instead of a sale due to the terms of the agreement and the terms of other agreements with Volvo Cars and Geely that were signed on January 8, 2024 and March 3, 2024. Refer to the Financing section of this footnote and Note 30 - Subsequent events for more details.
•On March 17, 2021 and March 23, 2021, Polestar entered into two financial undertaking agreements with Volvo Cars related to investments required prior to production of the PS3 in Volvo Cars' plant in Ridgeville, South Carolina. Under the first agreement, Volvo Cars agreed to invest $49,969 in common equipment that will be utilized in the production of both the PS3 and certain Volvo Cars branded vehicles and Polestar committed to pay Volvo Cars for its share of use of the common equipment via piece price of each PS3 produced. Under the second agreement, Volvo Cars agreed to invest $40,451 in PS3 unique equipment that will be utilized in the production of only the PS3 and Polestar committed to pay Volvo Cars for use of the PS3 unique equipment via piece price of each PS3 produced. Both agreements subject Polestar to making a lump sum payment to Volvo Cars in the event that Volvo Cars' investment costs are not recovered prior to the end of production of the PS3.

PS4
•On November 9, 2023, Polestar entered into a framework agreement with Geely and Renault Korea Motors Co., Ltd .("RKM") related to the production of the PS4 in RKM's plant in Busan, South Korea for sale in South Korea, Canada, and the United States. Under the agreement, Polestar agreed to pay RKM per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, long-lived asset, and outbound logistics fees. The agreement includes a purchase volume commitments for each year during the vehicle's lifecycle and Polestar is required to pay RKM compensation each year if the purchase volume commitment is not met. Between signing of the agreement and 2026, Polestar, Geely, and RKM are committed to invest approximately $242,000 to prepare the plant for production of the PS4. Polestar's share of the commitments that are required to be paid outside of piece price of each PS4 produced total approximately $200,000 and approximately $38,000 are required to be paid in piece price. The remaining commitment will be paid by Geely.
•On July 17, 2023 and July 24, 2023, Polestar entered into two manufacturing and vehicle supply agreements with Geely related to production of the PS4 in Geely's plant in Hangzhou, China for sale in and outside of China. Under the agreements, Polestar agreed to pay Geely per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, and outbound logistics fees. The agreements include purchase volume commitments for each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for the deficit between the actual volume purchased during the year and 90% of Polestar's fixed reserved volume for the year. Polestar's fixed reserve volume for each year is negotiated and agreed upon in November of the year prior.
•On January 17, 2022, Polestar entered into a tooling and equipment agreement with Geely related to PS4 unique equipment, tooling, and launch costs related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a total of $60,948 for PS4 unique equipment, tooling, and launch costs on behalf of Polestar and Polestar agreed to pay Geely in seven installments at certain pre-defined milestones between contract signing and February 2024. The cost to Polestar for PS4 unique equipment and tooling is $39,371 and $21,577 for PS4 launch costs.
•On December 23, 2021, Polestar entered into a unique vendor tooling agreement with Geely related to PS4 unique vendor tooling related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a maximum of $83,646 for PS4 unique vendor tooling on behalf of Polestar and Polestar agreed to pay Geely monthly as costs are incurred.

PS5

•On July 26, 2022, Polestar entered into a vehicle supply agreement with AECQ related to the production of PS5 prototypes. Under the agreement, AECQ agreed to manufacture and sell Polestar prototypes of the PS5 for a total cost of $25,398 that was determined under a cost-plus methodology. On February 3, 2023, the agreement was amended to change the timing and composition of prototypes, including adding production for spare parts and components, and increased the total cost to $25,783. On December 1, 2023, the agreement was amended again for similar reasons and increased the total cost to $27,290.

Refer to Note 29 - Commitments and contingencies for details on commitments and contingencies related to manufacturing of Polestar vehicles.
Production of the PS5 and PS6
Production of the PS5 and PS6 is intended to occur in a manufacturing plant owned by Geely, via its AECQ subsidiary, in Chongqing, China. During the year ended December 31, 2021, Polestar and Geely established a steering committee to oversee decisions relevant to the plant, including planning, design, construction, engineering management of the plant. Following the establishment of the steering committee, Polestar began providing digital, human resources, indirect procurement, finance, logistics, plant management, blue collar launch, product launch, and plant launch services (collectively, the "Plant Operation Services") related to the setup of Geely's plant. Since the year ended December 31, 2021 and prior to December 20, 2023, these services were provided to Geely without an agreement of commercial and legal terms (i.e., a contract) between Polestar and Geely; resulting in Polestar providing the Plant Operation Services to Geely at its own risk and without rights to consideration from Geely. All costs incurred by Polestar during the years ended December 31, 2023, 2022, and 2021 that were associated with providing the Plant Operation Services were expensed as incurred under their respective functional line items in the Consolidated Statement of Loss and Comprehensive Loss.
On December 20, 2023, Polestar and Geely entered into an agreement under which Geely agreed to compensate Polestar for the Plant Operation Services provided by Polestar during the years ended December 31, 2023, 2022, and 2021. The consideration received by Polestar upon signing of the service agreement amounted to $25,202 and was calculated utilizing a cost-plus methodology. The consideration received was recognized in Other operating income (expense), net in the Consolidated Statement of Loss and Comprehensive Loss for the year ended December 31, 2023.
Sales and distribution
For the years ended December 31, 2023, 2022, and 2021, the Group sold software technology, vehicles, prototype engines and carbon credits to Geely and Volvo Cars. The Group leverages Volvo Cars sales and services network for go-to-market strategies and dealer support to assist with tasks, which include agreements related to distribution and outbound logistics, delivery of vehicles and other products and global customer service. In 2023, the Group had new agreements in place to begin selling vehicles and services to Polestar Technology, a strategic joint venture for the China market with the technology company Xingji Meizu. Polestar leverages Xingji Meizu software and consumer electronics hardware development to strengthen Polestar's offer in the China market. Refer to Note 10 - Investment in associates for more information regarding the agreements with Polestar Technology.
The Group sells vehicles to Volvo Cars and end customers while end customers can choose to finance the vehicles via Polestar's related party, Volvofinans Bank AB (“Volvofinans Bank”).
Polestar and Volvo Car Financial Services US LLC, doing business as Polestar Financial Services (“PFS”), entered into residual value guarantee agreements with Bank of America, National Association (“BANA”), a third party, in the US. BANA sought to obtain economic protection against degradation in the residual value of leased vehicles it funds, and Polestar agreed to provide such protection as a service for a fee.
Information technology
While Polestar has its own information technology (“IT”) department, Polestar operates in a shared IT environment with Volvo Cars and has service and software license agreements related to the support, maintenance, and operation of IT processes. These IT services include resource planning systems, operations, infrastructure, networking, communications, collaboration, integration, and application hosting.
Other support
The Group has various other related party agreements in place with Volvo Cars. These are primarily service agreements that relate to support for corporate or back-office functions, including human resources, legal, accounting, and logistics. Human resources support services relate to activities associated with payroll administration, training and workforce administration. Legal support services include routine work associated with patent and brand registrations and competition law. Accounting support services include statutory finance administration, accounting, and financial reporting for sales units.
Polestar outsources inbound and outbound logistics related to the PS2 to Volvo Cars, since the PS2 is manufactured at Volvo Cars' Taizhou plant. Inbound logistics relate to supplier shipments to various production sites; outbound logistics relate to the transport of vehicles to end customers. Polestar outsources inbound logistics related to the PS4 to Geely, since the PS4 in manufactured at Geely's Hangzhou Bay plant. The Group outsources customs handling to Volvo Cars as it does not currently have its own customs department. Warranty claims handling is also outsourced to Volvo Cars.
Financing
Working capital loans
In May 2021, the Group entered into a working capital credit facility with Volvo Cars Financial Services UK. The credit facility is renewed each 12-month period and is denominated in GBP. Interest is calculated at the floating Bank of England ("BoE") base rate plus 2-2.5%, settled monthly. The facility is partially secured by the underlying assets. As of December 31, 2023 and 2022, $44,877 and $17,132 of this financing arrangement remained outstanding, respectively, which is included in Interest-bearing current liabilities - related parties on the Consolidated Statement of Financial Position.
Convertible instruments
On November 3, 2022 the Group entered into a credit facility agreement with Volvo Cars providing available credit of up to $800,000; originally terminating on May 3, 2024. The credit facility can be drawn upon once a month and is utilizable for general corporate purposes. Interest is calculated at the floating six-month SOFR rate plus 4.9% per annum. Prior to June 30, 2027, if the Group announces an offering of shares with a proposed capital raise of at least $350,000 and no fewer than five institutional investors participate in the offering, Volvo Cars has the right to convert the principal amount of any outstanding loans into the same class of shares and at the same price per share as received by the participating institutional investors. Under IAS 32 and IFRS 9, Volvo Cars'
conversion right meets the definition of an embedded derivative financial liability that is required to be bifurcated from the host debt instrument and accounted for separately because it could result in the issuance of a variable number of Class A Shares in the Parent at a price that was not fixed at the inception of the agreement. Additionally, the economics of Volvo Cars' conversion right are not clearly and closely related to that of the host debt instrument because the principal value of Volvo Cars' conversion right depends on (1) whether or not the Group conducts a qualified equity offering to investors at a market discount and (2) the time-value of money associated with settlement of the liability earlier than June 30, 2027. As such, the financial liability related to Volvo Cars' conversion right is carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. On November 8, 2023, the credit facility agreement was amended to increase the overall credit capacity to $1,000,000 and extend the termination date to June 30, 2027. As a result of the amended terms, Polestar recalculated the carrying amount of the liability as the present value of the modified contractual cash flows and recognized a modification loss of $7,553 within Finance expense. As of December 31, 2023 and 2022, the Group had principal draws of $1,000,000 and $0 respectively, outstanding under the facility and the fair value of the financial liability related to Volvo Cars' conversion right was $0 and $0, respectively. The modified carrying value of the liability as of December 31, 2023 was $1,007,194.
On November 8, 2023, the Group entered into a credit facility agreement with Geely providing available credit of up to $250,000; terminating on June 30, 2027. Other than the amount of credit available, the credit facility agreement with Geely maintains terms that are identical to the amended credit facility agreement with Volvo Cars. As of December 31, 2023 the Group had principal draws of $250,000 outstanding under the facility and the fair value of the financial liability related to Geely's conversion right was $0.
As of December 31, 2023 the total principal balance outstanding under the facilities with Volvo Cars and Geely is reflected within Other non-current interest-bearing liabilities - related parties.
Of the $35,231 in Convertible Notes issued on July 28, 2021, $9,531 was issued to various entities affiliated with Geely. As of December 31, 2021, all $9,531 of the Convertible Notes were outstanding. Upon the Closing of the merger with GGI, the Convertible Notes were converted into 4,306,466 Class A Shares. Refer to Note 1 - Overview and basis of preparation and Note 22 - Equity for further details.
Other financing instruments
On December 8, 2023, Polestar and Geely entered into an asset transfer agreement which, when considered together with certain other agreements not signed until after December 31, 2023, was designed to provide financing to Polestar in exchange for Polestar transferring legal ownership of certain Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 (the "PS3 Tooling and Equipment") to Geely. The agreements were as follows:
•Polestar and Geely entered into an asset transfer agreement on December 8, 2023 under which Geely agreed to purchase the PS3 Tooling and Equipment for $156,056. The PS3 Tooling and Equipment sold to Geely included (1) tooling and equipment at certain vendors’ premises and (2) unique type bound tooling and equipment located in Volvo Cars' plant. The purchase price was comprised of (1) Polestar's book value of the PS3 Tooling and Equipment equal to $149,470 (the "Base") and (2) an estimate of the cost to Polestar for future changes or modifications to the PS3 Tooling and Equipment equal to $6,586 (the "Cap"). The amount of the Cap not utilized by Polestar must be repaid by Polestar to Geely at the end of the useful life of the PS3. During and at the end of the useful life of the PS3, Polestar has the right to repurchase the PS3 Tooling and Equipment at Geely's book value. In the event the user right agreement (discussed below) is terminated, Polestar is obligated to repurchase the PS3 Tooling and Equipment at the amount not reimbursed to Geely under the user right agreement.
•Polestar, Geely, and Volvo Cars were committed to enter into a user right agreement under which Geely will grant Volvo Cars the right to use to PS3 Tooling and Equipment to manufacture the PS3 for Polestar in exchange for an annual user right fee from Volvo Cars equal to the Base divided by the estimated useful life of the PS3 (i.e., 6 years). In the event Polestar utilizes the Cap in the future, the numerator of the annual user right fee calculation will be adjusted by Geely to add the amount of the Cap utilized by Polestar. The user right fee does not carry interest or a mark-up.
•Polestar and Volvo Cars were committed enter into a manufacturing agreement under which Volvo Cars will manufacture the PS3 in its plant in Chengdu, China. Per the pricing terms of the manufacturing agreement, Polestar will repay Volvo Cars for the annual user right fee paid to Geely in the piece price of each PS3 purchased (i.e., the annual user right fee divided by the annual manufacturing volume of PS3s).
In accounting for the asset transfer agreement, the Group applied the guidance in IFRS 15, IFRS 16, and IFRS 9. Under IFRS 15 and IFRS 16, the transfer of the PS3 Tooling and Equipment failed to meet the definition of a sale because the PS3 Tooling and Equipment is (1) unique to Polestar and the manufacturing of the PS3, (2) Polestar maintains a right to repurchase the PS3 Tooling and Equipment during and at the end of the useful life of the PS3, and (3) Polestar has a contingent obligation to repurchase the PS3 Tooling and Equipment at a value equal to Geely's purchase price less the total amount of the user right fee paid to Geely in the event the user right agreement is terminated. Further, since Polestar is required to (1) pay Volvo Cars in PS3 piece price for the annual user right fee Volvo Cars is required to pay Geely and (2) pay Geely at the end of the useful life of the PS3 for any unused amount of the Cap, the agreements together form a failed sale and lease-back transaction. In accordance with IFRS 16, the PS3 Tooling and Equipment was not derecognized from PPE and Polestar's obligation to repay the purchase price from Geely was accounted for under IFRS 9. Per the terms of the agreement, Polestar's long-term obligation to repay Geely through Volvo Cars does not include any interest or mark-up (i.e., the amount borrowed is the exact amount which will be repaid). This transfer of proceeds from Geely did not factor for the time-value of money (e.g., in a manner similar to a discount on a bond that a third party investor would require), so the transaction was not at arm's length in accordance with IAS 24, Related Party Disclosures ("IAS 24"), resulting in a portion of the purchase price from Geely being accounted for as a capital contribution instead of a financial liability. Accordingly, Polestar's obligation to Geely was recognized at the present value of $131,737, determined utilizing an estimated market interest rate in China of 5.2%, and the difference between the present value of Polestar's obligation and the purchase price from Geely of $25,565 was recognized as a component of Other contributed capital.
Sale of goods, services and other
Related party revenue transactions relate to product development and sales and distribution agreements discussed above. These transactions are comprised of sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines. The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Volvo Cars	86,460	64,558	79,646
Volvofinans Bank AB	46,319	68,391	52,973
Wuhan Lotus Cars Co., LTD.	5,470	—	—
Geely	425	—	2,347
Total	$138,674	$132,949	$134,966
For the year ended December 31, 2023, revenue from related parties amounted to $138,674 (5.9%) of total Revenue. For the year ended December 31, 2022, revenue from related parties amounted to $132,949 (5.4%) of total Revenue. For the year ended December 31, 2021, revenue from related parties was $134,966 (10.0%) of total Revenue.
Purchases of goods, services and other
Purchases from related parties include agreements related to product development, procurement, manufacturing, IT, and other support (specifically, inbound and outbound logistics) agreements discussed above. These agreements include work in progress and finished goods, including Polestar 2 vehicles purchased from Volvo Cars' factory in Taizhou, China and Polestar 4 vehicles purchased from Geely's Hangzhou Bay factory in Ningbo, China. Purchases of PS2 vehicles were from Geely until the change in plant ownership in November 2021; purchases and their related payables were from Volvo Cars subsequent to this event. Inventory cost of the Group is comprised of all costs of purchase, production charges and other expenditures incurred in bringing the inventory to its present location and condition.
Additionally, purchases from related parties include administrative costs associated with service agreements with Volvo Cars that relate to corporate or back-office functions. IT service and software related agreements are also included in administrative costs.
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Volvo Cars	2,341,970	2,215,643	558,007
Geely	252,888	248,553	1,200,295
Wuxi InfiMotion Propulsion Technology Co., Ltd.,	7,215	555	—
Volvofinans Bank AB	463	1,003	5,748
Other related parties	15	8	—
Total	$2,602,551	$2,465,762	$1,764,050
Cost of R&D and intellectual property
Polestar entered into agreements with Volvo Cars and Geely regarding the development of technology leveraged in the development of the PS2, PS3, and PS4. In 2020, the Group entered into similar agreements with Volvo Cars to acquire technology leveraged in the development of the PS1, PS2, and PS3. The Group is in control of the developed product either through a license or through ownership of the IP and the recognized asset reflects the relevant proportion of Polestar Group’s interest. The recognized asset associated with these agreements as of December 31, 2023 was $1,066,766, of which acquisitions attributable to 2023 were $241,048. As of December 31, 2022, the recognized asset associated with these agreements was $1,148,132, of which acquisitions attributable to 2022 were $215,532.
Amounts due to related parties
Amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support from Volvo Cars and Geely.

	As of December 31,
	2023	2022
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	(Restated)	(Restated)
Volvo Cars	494,170	1,089,144
Geely	195,255	70,583
Polestar Times Technology	30,668	—

Volvofinans Bank AB	2,124	1,389
Other related parties	751	533
Total	$722,968	$1,161,649

	As of December 31,
	2023	2022
Interest-bearing current liabilities - related parties	(Restated)	(Restated)
Volvo Car Financial Services UK	44,878	17,133
Geely	18,308	—
Volvo Cars	10,628	9,928
Total	$73,814	$27,061

	As of December 31,
Other non-current interest-bearing liabilities - related parties	2023	2022
	(Restated)
Volvo Cars	1,049,828	43,643
Geely	363,429	—
Total	$1,413,257	$43,643
The Group’s interest expense related to related party liabilities is as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)
Interest expense - related parties	92,034	37,946	30,832
Amounts due from related parties
Amounts due from related parties include transactions related to the sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines discussed above.

	As of December 31,
	2023	2022
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	(Restated)
Volvo Cars	167,989	124,531
Geely	44,979	3
Wuhan Lotus Cars Co., LTD.	4,574	—
Polestar Times Technology	4,177	—
Volvofinans Bank AB	954	3,751
Other related parties	534	—
Total	$223,207	$128,285
Incentives to key management personnel
During the year ended December 31, 2019, Volvo Cars provided an equity based incentive program to certain members of the Group’s management team (the “Polestar Incentive Plan”). The Polestar Incentive Plan was launched to incentivize the retention of key personnel with pivotal roles in the development of the Group into a successful standalone company. Each participant was offered to purchase shares in PSINV AB, a subsidiary of Volvo Cars which in turn owned shares in Polestar Automotive Holding Limited and hence the participants were indirectly minority owners of the Group. The investment was made at fair market value in accordance with an external valuation.
In total 38,125 shares were acquired by the participants, which corresponded to an indirect ownership in the Group of 0.16 percent. Management evaluated the Polestar Incentive Plan to determine whether it qualified as an equity-settled share-based payment transaction within the scope of IFRS 2, as the participants receive shares of equity in exchange of their investment and more than one entity was involved in delivering the benefit to the participants. Given that the Group does not receive identifiable or unidentifiable goods or services in exchange for the equity purchase of PINSV AB, the transaction is not within the scope of IFRS 2. Furthermore, the Polestar Incentive Plan is in agreement with Volvo Cars and individual members of the Group’s prior EMT, as participants were given the option to purchase equity shares in PSINV AB being an entity outside the Group. Therefore, the Polestar Incentive Plan is not a share-based payment transaction in the scope of IFRS 2 and there is no financial statement impact on the Group.
As a consequence of the listing of Polestar Automotive Holding UK Limited on the Nasdaq Stock Exchange in June 2022 and in accordance with the terms of the Polestar Incentive Program, Volvo Cars was obliged to repurchase the participants shares in PSINV AB at fair market value. Each participant was thereafter obliged to reinvest the net proceeds received (repurchase amount less an amount corresponding to the effective tax rate on capital gains in the participants jurisdiction) in shares in Polestar Automotive Holding UK Limited directly on the open market. The purchased shares were subject to a 180 days’ lock-up period.
Refer to Note 7 - Employee benefits for details on compensation to the EMT and managing directors at the Group’s sales units.
Asset disposals
In December 2022, Polestar committed to a plan to sell, to Geely, its Chengdu manufacturing plant held by Polestar New Energy Vehicle Co. LTD. ("PSNEV"). Prior to the sale, there was a change in the grouping of assets classified as held for sale to include additional assets and immaterial liabilities. The inclusion of these additional assets and immaterial liabilities formed a group of assets and did not meet the definition of a business as defined by IFRS 3. The sale of PSNEV represented a common control transaction because (1) PSNEV did not meet the definition of a business at the time of the transaction, (2) the ultimate control of PSNEV was the same before and after the transaction, and (3) control of PSNEV was not transitory (i.e., organized to effect a 'grooming' transaction.) The resulting gain on the sale was $16,334. Refer to Note 28 - Assets held for sale for additional details.

Disclosure of transactions between related parties	Major product development agreements Polestar entered into with related parties during the years ended December 31, 2023, 2022, and 2021 are as follows:

Product	Agreements
PS2
•On October 3, 2023, November 9, 2022 and December 27, 2022, Polestar entered into amendment agreements related to the service and joint development agreements with Volvo Cars regarding the PS2 model year updates entered on April 13, 2021. The amendment agreements added the specific fee for model year 2022 and 2023 updates. The fee Polestar agreed to pay Volvo Cars for model year 2022 and 2023 updates was $38,405. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was amended to $34,004 from $31,366.
•On June 23, 2021, Polestar entered into a supplement agreement to the PS2 car model assignment and license agreement to reconcile the actual development cost incurred by Volvo Cars and the category of technology developed for Polestar throughout 2020. The fee Polestar agreed to pay Volvo Cars under the agreement was $31,554.
•On April 13, 2021, Polestar entered into service and joint development agreements with Volvo Cars related to development of model year updates throughout the life-time of the PS2. The fee for these services is dependent on actual development costs incurred by Volvo Cars and the category of technology developed for Polestar. The fee Polestar agreed to pay Volvo Cars for model year 2021 updates was $31,366 and costs related to future model year updates are based on actual hours incurred by Volvo Cars through a cost-plus methodology.

PS3	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
PS4
•On March 4, 2022, Polestar entered into two technology license agreements related to the right to use Geely's PMA-1 platform and GEEA2.0 electrical architecture for the PS4 in and outside of China. Under these agreements, Polestar agreed to pay Geely a monthly license royalty fee based on the net revenue of PS4s sold each month during the vehicle's lifecycle. The agreements also include a minimum sales volume commitment for sales inside and outside of China each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for any deficit between the actual volume sold and the minimum sales volume commitment each year. Polestar also entered into a third technology license agreement with Zhejiang Zeekr Automobile Research and Development Co., Ltd ("Zeekr"), an entity controlled by Geely, related to the right to use Zeekr carry-over tophat technology in the PS4 in China. Polestar agreed to pay Zeekr a monthly license royalty fee based on the net revenue of PS4s sold each month in China during the vehicle's lifecycle. The agreement also includes a minimum sales volume commitment for China for each year during the vehicle's lifecycle. Polestar is required to pay Zeekr compensation for any deficit in China between the actual volume sold and the minimum sales volume commitment each year.
•On December 30, 2021, Polestar entered into a technology license agreement with Zeekr related to the right to use certain Zeekr carry-over tophat technology in the PS4 outside of China. This agreement has terms similar to those included in the agreement signed with Zeekr on March 4, 2022 regarding Zeekr technology used in the PS4 in China, except the minimum sales volume commitment thresholds are different and pertain to sales outside of China.
•On December 28, 2021, Polestar entered into a R&D service agreement for the development phase of the PS4 beginning after the program confirmation milestone; ending with the final status report from Geely in 2025. The service charges are required to be paid in eight installments through 2025, based on predefined project milestones, and was calculated based on time and materials estimated to be incurred by Geely through 2025 under a cost-plus methodology. The total fee Polestar agreed to pay Geely through 2025 was $368,718.
•On January 18, 2021, Polestar entered into a R&D service agreement for the concept phase of the PS4; ending at the program confirmation milestone. The service charge was a fixed price compensation dependent on the hours and resources required for the services to be performed by Geely throughout 2021, based on predefined project milestones. The total fee Polestar agreed to pay Geely throughout 2021 was $23,718.

PS5
•On September 28, 2023, Polestar entered into a technology license agreement with Geely related to the right to use Zeekr's ZEEA2.5 and Geely's GEEA2.0 electrical architectures for the PS5. The total license fee of $31,245 is required to be paid in two installments: a payment of $14,011 that occurred in October 2023 and a payment of $17,234 in December 2024.

PS6	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
Major manufacturing agreements Polestar entered into with related parties during the years ended December 31, 2023, 2022, and 2021 are listed below.

Product	Agreements
PS2	•No material agreements were signed in the years ended December 31, 2023, 2022, and 2021.
PS3
•On December 8, 2023, Polestar entered into an asset transfer agreement with Geely under which Polestar agreed to sell Polestar unique tooling and equipment that will be used in the manufacturing of the PS3 to Geely in exchange for $156,056. This agreement was accounted for as a financing transaction instead of a sale due to the terms of the agreement and the terms of other agreements with Volvo Cars and Geely that were signed on January 8, 2024 and March 3, 2024. Refer to the Financing section of this footnote and Note 30 - Subsequent events for more details.
•On March 17, 2021 and March 23, 2021, Polestar entered into two financial undertaking agreements with Volvo Cars related to investments required prior to production of the PS3 in Volvo Cars' plant in Ridgeville, South Carolina. Under the first agreement, Volvo Cars agreed to invest $49,969 in common equipment that will be utilized in the production of both the PS3 and certain Volvo Cars branded vehicles and Polestar committed to pay Volvo Cars for its share of use of the common equipment via piece price of each PS3 produced. Under the second agreement, Volvo Cars agreed to invest $40,451 in PS3 unique equipment that will be utilized in the production of only the PS3 and Polestar committed to pay Volvo Cars for use of the PS3 unique equipment via piece price of each PS3 produced. Both agreements subject Polestar to making a lump sum payment to Volvo Cars in the event that Volvo Cars' investment costs are not recovered prior to the end of production of the PS3.

PS4
•On November 9, 2023, Polestar entered into a framework agreement with Geely and Renault Korea Motors Co., Ltd .("RKM") related to the production of the PS4 in RKM's plant in Busan, South Korea for sale in South Korea, Canada, and the United States. Under the agreement, Polestar agreed to pay RKM per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, long-lived asset, and outbound logistics fees. The agreement includes a purchase volume commitments for each year during the vehicle's lifecycle and Polestar is required to pay RKM compensation each year if the purchase volume commitment is not met. Between signing of the agreement and 2026, Polestar, Geely, and RKM are committed to invest approximately $242,000 to prepare the plant for production of the PS4. Polestar's share of the commitments that are required to be paid outside of piece price of each PS4 produced total approximately $200,000 and approximately $38,000 are required to be paid in piece price. The remaining commitment will be paid by Geely.
•On July 17, 2023 and July 24, 2023, Polestar entered into two manufacturing and vehicle supply agreements with Geely related to production of the PS4 in Geely's plant in Hangzhou, China for sale in and outside of China. Under the agreements, Polestar agreed to pay Geely per vehicle produced based on a cost-plus methodology inclusive of cost components such as bill of materials, manufacturing service, and outbound logistics fees. The agreements include purchase volume commitments for each year during the vehicle's lifecycle. Polestar is required to pay Geely compensation for the deficit between the actual volume purchased during the year and 90% of Polestar's fixed reserved volume for the year. Polestar's fixed reserve volume for each year is negotiated and agreed upon in November of the year prior.
•On January 17, 2022, Polestar entered into a tooling and equipment agreement with Geely related to PS4 unique equipment, tooling, and launch costs related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a total of $60,948 for PS4 unique equipment, tooling, and launch costs on behalf of Polestar and Polestar agreed to pay Geely in seven installments at certain pre-defined milestones between contract signing and February 2024. The cost to Polestar for PS4 unique equipment and tooling is $39,371 and $21,577 for PS4 launch costs.
•On December 23, 2021, Polestar entered into a unique vendor tooling agreement with Geely related to PS4 unique vendor tooling related to the manufacturing of the PS4. Under the agreement, Geely agreed to invest a maximum of $83,646 for PS4 unique vendor tooling on behalf of Polestar and Polestar agreed to pay Geely monthly as costs are incurred.

PS5

•On July 26, 2022, Polestar entered into a vehicle supply agreement with AECQ related to the production of PS5 prototypes. Under the agreement, AECQ agreed to manufacture and sell Polestar prototypes of the PS5 for a total cost of $25,398 that was determined under a cost-plus methodology. On February 3, 2023, the agreement was amended to change the timing and composition of prototypes, including adding production for spare parts and components, and increased the total cost to $25,783. On December 1, 2023, the agreement was amended again for similar reasons and increased the total cost to $27,290.

The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Volvo Cars	86,460	64,558	79,646
Volvofinans Bank AB	46,319	68,391	52,973
Wuhan Lotus Cars Co., LTD.	5,470	—	—
Geely	425	—	2,347
Total	$138,674	$132,949	$134,966
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Volvo Cars	2,341,970	2,215,643	558,007
Geely	252,888	248,553	1,200,295
Wuxi InfiMotion Propulsion Technology Co., Ltd.,	7,215	555	—
Volvofinans Bank AB	463	1,003	5,748
Other related parties	15	8	—
Total	$2,602,551	$2,465,762	$1,764,050
Amounts due to related parties include transactions from agreements associated with purchases of intangible assets, sales and distribution, procurement, manufacturing and other support from Volvo Cars and Geely.

	As of December 31,
	2023	2022
Trade payables – related parties, accrued expenses, and other current liabilities to related parties	(Restated)	(Restated)
Volvo Cars	494,170	1,089,144
Geely	195,255	70,583
Polestar Times Technology	30,668	—

Volvofinans Bank AB	2,124	1,389
Other related parties	751	533
Total	$722,968	$1,161,649

	As of December 31,
	2023	2022
Interest-bearing current liabilities - related parties	(Restated)	(Restated)
Volvo Car Financial Services UK	44,878	17,133
Geely	18,308	—
Volvo Cars	10,628	9,928
Total	$73,814	$27,061

	As of December 31,
Other non-current interest-bearing liabilities - related parties	2023	2022
	(Restated)
Volvo Cars	1,049,828	43,643
Geely	363,429	—
Total	$1,413,257	$43,643
The Group’s interest expense related to related party liabilities is as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)
Interest expense - related parties	92,034	37,946	30,832
Amounts due from related parties
Amounts due from related parties include transactions related to the sales of products and related goods and services, sales of software technology and performance engineered kits, sales of carbon credits and sales of prototype engines discussed above.

	As of December 31,
	2023	2022
Trade receivables – related parties, accrued income – related parties, and other current assets - related parties	(Restated)
Volvo Cars	167,989	124,531
Geely	44,979	3
Wuhan Lotus Cars Co., LTD.	4,574	—
Polestar Times Technology	4,177	—
Volvofinans Bank AB	954	3,751
Other related parties	534	—
Total	$223,207	$128,285